Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	13,683	$ 2,148,231
Curtiss-Wright Corp.	6,547	907,872
HEICO Corp.	9,763	1,408,020
Hexcel Corp.(1)	12,890	667,702
		$ 5,131,825
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,958,328
Expeditors International of Washington, Inc.	23,113	3,103,845
FedEx Corp.	34,490	8,920,493
GXO Logistics, Inc.(1)	14,264	1,295,599
United Parcel Service, Inc., Class B	101,050	21,659,057
		$36,937,322
Airlines — 0.2%
Alaska Air Group, Inc.(1)	19,298	$1,005,426
American Airlines Group, Inc.(1)	88,283	1,585,563
Delta Air Lines, Inc.(1)	91,637	3,581,174
JetBlue Airways Corp.(1)	34,796	495,495
Southwest Airlines Co.(1)	83,434	3,574,312
		$10,241,970
Auto Components — 0.2%
Aptiv PLC(1)	38,754	$6,392,472
Autoliv, Inc.	10,909	1,128,100
BorgWarner, Inc.	34,215	1,542,070
Gentex Corp.	28,406	989,949
Lear Corp.	8,990	1,644,721
		$11,697,312
Automobiles — 2.6%
Ford Motor Co.	554,414	$11,515,179
General Motors Co.(1)	195,987	11,490,718
Harley-Davidson, Inc.	17,804	671,033
Tesla, Inc.(1)	104,598	110,537,074
Thor Industries, Inc.	6,696	694,844
		$134,908,848
Banks — 4.9%
Bank of America Corp.	1,057,951	$47,068,240
Bank OZK	23,777	1,106,344
BOK Financial Corp.	2,833	298,853
CIT Group, Inc.	18,313	940,189
Citigroup, Inc.	308,281	18,617,090
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc.	61,485	$ 2,905,166
Comerica, Inc.	21,543	1,874,241
Commerce Bancshares, Inc.	18,955	1,302,967
Cullen/Frost Bankers, Inc.	10,212	1,287,427
East West Bancorp, Inc.	19,690	1,549,209
Fifth Third Bancorp	108,337	4,718,076
First Citizens Bancshares, Inc., Class A	1,088	902,866
First Financial Bankshares, Inc.	16,059	816,440
First Horizon Corp.	80,133	1,308,572
First Republic Bank	28,675	5,921,674
Glacier Bancorp, Inc.	19,816	1,123,567
Huntington Bancshares, Inc.	219,142	3,379,170
JPMorgan Chase & Co.	399,272	63,224,721
KeyCorp	139,902	3,235,933
M&T Bank Corp.	18,180	2,792,084
PacWest Bancorp	21,580	974,769
People's United Financial, Inc.	67,407	1,201,193
Pinnacle Financial Partners, Inc.	9,033	862,651
PNC Financial Services Group, Inc. (The)	66,907	13,416,192
Popular, Inc.	14,513	1,190,647
Prosperity Bancshares, Inc.	12,231	884,301
Regions Financial Corp.	142,291	3,101,944
Signature Bank	8,111	2,623,665
SouthState Corp.	12,620	1,010,988
Sterling Bancorp	36,393	938,575
SVB Financial Group(1)	8,755	5,937,991
Synovus Financial Corp.	25,700	1,230,259
Truist Financial Corp.	203,076	11,890,100
U.S. Bancorp	231,841	13,022,509
UMB Financial Corp.	8,611	913,713
United Bankshares, Inc.	13,383	485,535
Valley National Bancorp	46,832	643,940
Webster Financial Corp.	16,937	945,762
Wells Fargo & Co.	620,468	29,770,055
Western Alliance Bancorp	14,818	1,595,158
Wintrust Financial Corp.	10,908	990,665
Zions Bancorp NA	26,827	1,694,393
		$259,697,834
Beverages — 1.5%
Coca-Cola Co. (The)	612,300	$36,254,283
Keurig Dr Pepper, Inc.	152,700	5,628,522
PepsiCo, Inc.	212,974	36,995,714
		$78,878,519

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology — 2.7%
AbbVie, Inc.	279,761	$ 37,879,639
Allakos, Inc.(1)	3,214	31,465
Alnylam Pharmaceuticals, Inc.(1)	19,078	3,235,247
Amgen, Inc.	90,192	20,290,494
Arrowhead Pharmaceuticals, Inc.(1)	17,202	1,140,493
Biogen, Inc.(1)	23,217	5,570,223
Biohaven Pharmaceutical Holding Co., Ltd.(1)	10,622	1,463,818
BioMarin Pharmaceutical, Inc.(1)	30,109	2,660,130
Blueprint Medicines Corp.(1)	11,248	1,204,773
Bridgebio Pharma, Inc.(1)(2)	17,016	283,827
Denali Therapeutics, Inc.(1)	15,684	699,506
Exact Sciences Corp.(1)	25,895	2,015,408
Exelixis, Inc.(1)	39,788	727,325
Gilead Sciences, Inc.	204,972	14,883,017
Halozyme Therapeutics, Inc.(1)	16,349	657,393
Horizon Therapeutics PLC(1)	34,288	3,694,875
Incyte Corp.(1)	32,995	2,421,833
Ionis Pharmaceuticals, Inc.(1)	19,122	581,882
Mirati Therapeutics, Inc.(1)	6,331	928,694
Moderna, Inc.(1)	57,519	14,608,676
Natera, Inc.(1)	12,256	1,144,588
Neurocrine Biosciences, Inc.(1)	16,355	1,392,955
Regeneron Pharmaceuticals, Inc.(1)	16,855	10,644,270
Sarepta Therapeutics, Inc.(1)	10,726	965,876
Seagen, Inc.(1)	20,151	3,115,345
Ultragenyx Pharmaceutical, Inc.(1)	7,569	636,477
United Therapeutics Corp.(1)	5,771	1,246,998
Vertex Pharmaceuticals, Inc.(1)	40,953	8,993,279
Vir Biotechnology, Inc.(1)	16,396	686,501
		$143,805,007
Building Products — 1.0%
Advanced Drainage Systems, Inc.	9,309	$1,267,234
Allegion PLC	18,093	2,396,237
Armstrong World Industries, Inc.	4,063	471,795
AZEK Co., Inc. (The)(1)	23,570	1,089,877
Carlisle Cos., Inc.	19,588	4,860,174
Carrier Global Corp.	110,787	6,009,087
Fortune Brands Home & Security, Inc.	17,279	1,847,125
Johnson Controls International PLC	140,437	11,418,932
Lennox International, Inc.	6,566	2,129,748
Masco Corp.	31,627	2,220,848
Owens Corning	36,150	3,271,575
Trane Technologies PLC	48,225	9,742,897
Trex Co., Inc.(1)	14,931	2,016,133
UFP Industries, Inc.	5,762	530,162
Security	Shares	Value
Building Products (continued)
Zurn Water Solutions Corp.	27,179	$ 989,316
		$ 50,261,140
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	5,309	$ 873,384
Ameriprise Financial, Inc.	16,791	5,065,173
Ares Management Corp., Class A	20,490	1,665,222
Bank of New York Mellon Corp. (The)	130,398	7,573,516
BlackRock, Inc.	22,327	20,441,708
Blackstone, Inc.	105,202	13,612,087
Cboe Global Markets, Inc.	16,484	2,149,514
Charles Schwab Corp. (The)	234,047	19,683,353
CME Group, Inc.	56,157	12,829,628
Evercore, Inc., Class A	7,332	996,052
FactSet Research Systems, Inc.	5,632	2,737,208
Franklin Resources, Inc.	47,893	1,603,937
Goldman Sachs Group, Inc. (The)	50,315	19,248,003
Hamilton Lane, Inc., Class A	2,912	301,741
Houlihan Lokey, Inc.	9,871	1,021,846
Interactive Brokers Group, Inc., Class A	14,226	1,129,829
Intercontinental Exchange, Inc.	88,496	12,103,598
Invesco, Ltd.	58,955	1,357,144
Jefferies Financial Group, Inc.	42,807	1,660,912
KKR & Co., Inc.	85,187	6,346,431
Lazard, Ltd., Class A	13,096	571,378
LPL Financial Holdings, Inc.	10,767	1,723,689
MarketAxess Holdings, Inc.	5,182	2,131,201
Moody's Corp.	24,367	9,517,263
Morningstar, Inc.	3,966	1,356,332
MSCI, Inc.	11,794	7,226,066
Nasdaq, Inc.	18,924	3,974,229
Northern Trust Corp.	33,331	3,986,721
Raymond James Financial, Inc.	29,392	2,950,957
S&P Global, Inc.	35,801	16,895,566
SEI Investments Co.	14,768	899,962
State Street Corp.	58,358	5,427,294
Stifel Financial Corp.	17,068	1,201,929
T. Rowe Price Group, Inc.	34,908	6,864,309
Tradeweb Markets, Inc., Class A	17,457	1,748,144
Virtu Financial, Inc., Class A	16,534	476,675
		$199,352,001
Chemicals — 1.4%
Air Products & Chemicals, Inc.	43,961	$13,375,574
Ashland Global Holdings, Inc.	9,807	1,055,822
Avient Corp.	22,057	1,234,089

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Axalta Coating Systems, Ltd.(1)	50,541	$ 1,673,918
Celanese Corp.	21,197	3,562,368
Eastman Chemical Co.	25,231	3,050,680
Ecolab, Inc.	37,593	8,818,942
FMC Corp.	28,314	3,111,426
Huntsman Corp.	34,182	1,192,268
International Flavors & Fragrances, Inc.	52,802	7,954,621
Mosaic Co. (The)	69,176	2,717,925
PPG Industries, Inc.	48,407	8,347,303
Sherwin-Williams Co. (The)	48,257	16,994,185
		$73,089,121
Commercial Services & Supplies — 0.7%
ADT, Inc.	16,799	$141,280
Cintas Corp.	10,867	4,815,928
Clean Harbors, Inc.(1)	12,237	1,220,886
Copart, Inc.(1)	26,939	4,084,491
IAA, Inc.(1)	15,744	796,961
MSA Safety, Inc.	8,207	1,238,929
Republic Services, Inc.	48,062	6,702,246
Stericycle, Inc.(1)	21,286	1,269,497
Tetra Tech, Inc.	11,215	1,904,307
Waste Management, Inc.	94,118	15,708,294
		$37,882,819
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	33,588	$4,828,275
Ciena Corp.(1)	24,171	1,860,442
Cisco Systems, Inc.	600,190	38,034,040
F5, Inc.(1)	8,244	2,017,389
Juniper Networks, Inc.	51,361	1,834,101
Lumentum Holdings, Inc.(1)	9,562	1,011,373
Motorola Solutions, Inc.	24,517	6,661,269
		$56,246,889
Construction & Engineering — 0.2%
AECOM(1)	33,272	$2,573,589
EMCOR Group, Inc.	13,741	1,750,466
MasTec, Inc.(1)	10,831	999,485
Quanta Services, Inc.	34,024	3,901,192
Valmont Industries, Inc.	5,012	1,255,506
		$10,480,238
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	22,868	$10,073,811
Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	48,512	$ 10,070,121
		$ 20,143,932
Consumer Finance — 0.8%
Ally Financial, Inc.	57,932	$ 2,758,142
American Express Co.	99,724	16,314,846
Capital One Financial Corp.	67,240	9,755,852
Credit Acceptance Corp.(1)	1,437	988,196
Discover Financial Services	46,087	5,325,814
OneMain Holdings, Inc.	16,018	801,541
Santander Consumer USA Holdings, Inc.	14,537	610,845
SLM Corp.	48,615	956,257
Synchrony Financial	88,039	4,084,129
		$41,595,622
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$1,633,883
Avery Dennison Corp.	15,687	3,397,334
Ball Corp.	66,324	6,385,011
Berry Global Group, Inc.(1)	29,481	2,175,108
Crown Holdings, Inc.	24,441	2,703,663
Graphic Packaging Holding Co.	71,104	1,386,528
Packaging Corp. of America	17,357	2,363,156
Silgan Holdings, Inc.	11,724	502,256
Sonoco Products Co.	17,050	987,025
WestRock Co.	51,235	2,272,785
		$23,806,749
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,525,002
LKQ Corp.	37,177	2,231,735
Pool Corp.	4,776	2,703,216
		$7,459,953
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$1,028,314
Chegg, Inc.(1)	21,051	646,266
Service Corp. International	25,241	1,791,858
Terminix Global Holdings, Inc.(1)	15,248	689,667
		$4,156,105
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	64,780	$2,124,136
Voya Financial, Inc.	19,845	1,315,922
		$3,440,058

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	1,015,826	$ 24,989,320
Iridium Communications, Inc.(1)	16,712	690,038
Lumen Technologies, Inc.	160,018	2,008,226
Verizon Communications, Inc.	593,697	30,848,496
		$ 58,536,080
Electric Utilities — 1.0%
Alliant Energy Corp.	58,678	$ 3,606,937
Avangrid, Inc.	12,302	613,624
Eversource Energy	82,442	7,500,573
Hawaiian Electric Industries, Inc.	22,356	927,774
NextEra Energy, Inc.	324,655	30,309,791
Xcel Energy, Inc.	126,082	8,535,751
		$51,494,450
Electrical Equipment — 1.1%
Acuity Brands, Inc.	6,339	$1,342,093
AMETEK, Inc.	46,440	6,828,537
Eaton Corp. PLC	79,918	13,811,429
Emerson Electric Co.	119,517	11,111,495
Generac Holdings, Inc.(1)	12,655	4,453,548
Hubbell, Inc.	10,910	2,272,226
nVent Electric PLC	40,386	1,534,668
Regal Rexnord Corp.	15,406	2,621,793
Rockwell Automation, Inc.	22,954	8,007,503
Sensata Technologies Holding PLC(1)	31,243	1,927,381
Sunrun, Inc.(1)	29,423	1,009,209
Vertiv Holdings Co.	69,701	1,740,434
		$56,660,316
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	120,097	$10,503,684
Arrow Electronics, Inc.(1)	10,712	1,438,300
Coherent, Inc.(1)	3,615	963,542
Corning, Inc.	106,042	3,947,944
II-VI, Inc.(1)(2)	18,839	1,287,269
IPG Photonics Corp.(1)	3,804	654,821
Jabil, Inc.	15,935	1,121,027
Keysight Technologies, Inc.(1)	37,782	7,802,361
Littelfuse, Inc.	4,405	1,386,165
National Instruments Corp.	24,020	1,048,953
Novanta, Inc.(1)	7,626	1,344,693
TD SYNNEX Corp.	3,656	418,100
Teledyne Technologies, Inc.(1)	9,466	4,135,601
Trimble, Inc.(1)	51,466	4,487,320
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	7,844	$ 4,668,749
		$ 45,208,529
Energy Equipment & Services — 0.1%
Baker Hughes Co.	301,078	$ 7,243,937
		$ 7,243,937
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A(1)	74,379	$ 2,023,109
Electronic Arts, Inc.	38,601	5,091,472
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,450	145,383
Live Nation Entertainment, Inc.(1)	21,315	2,551,192
Netflix, Inc.(1)	62,101	37,412,126
Roku, Inc.(1)	15,348	3,502,414
Take-Two Interactive Software, Inc.(1)	15,206	2,702,410
Walt Disney Co. (The)(1)	271,114	41,992,848
Warner Music Group Corp., Class A	19,984	862,909
Zynga, Inc., Class A(1)	124,302	795,533
		$97,079,396
Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	7,000	$211,330
BJ's Wholesale Club Holdings, Inc.(1)	16,609	1,112,305
Casey's General Stores, Inc.	6,806	1,343,164
Costco Wholesale Corp.	56,758	32,221,517
Kroger Co. (The)	140,797	6,372,472
Performance Food Group Co.(1)	33,675	1,545,346
Sysco Corp.	100,947	7,929,387
US Foods Holding Corp.(1)	40,557	1,412,600
Walmart, Inc.	189,284	27,387,502
		$79,535,623
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	11,771	$766,998
Bunge, Ltd.	24,601	2,296,749
Campbell Soup Co.	35,599	1,547,133
Conagra Brands, Inc.	87,883	3,001,204
Darling Ingredients, Inc.(1)	27,322	1,893,141
Flowers Foods, Inc.	42,955	1,179,974
Freshpet, Inc.(1)	7,572	721,384
General Mills, Inc.	113,906	7,674,986
Hershey Co. (The)	26,503	5,127,535
Hormel Foods Corp.	59,806	2,919,131
Ingredion, Inc.	13,407	1,295,653
JM Smucker Co. (The)	20,571	2,793,953
Kellogg Co.	46,588	3,001,199

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Kraft Heinz Co. (The)	139,104	$ 4,993,834
Lamb Weston Holdings, Inc.	28,796	1,825,091
Lancaster Colony Corp.	4,444	735,926
McCormick & Co., Inc.	49,732	4,804,609
Mondelez International, Inc., Class A	269,912	17,897,865
Post Holdings, Inc.(1)	12,663	1,427,500
		$ 65,903,865
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	272,190	$38,308,021
ABIOMED, Inc.(1)	6,590	2,366,930
Align Technology, Inc.(1)	11,873	7,802,698
Baxter International, Inc.	77,762	6,675,090
Becton, Dickinson and Co.	45,481	11,437,562
Boston Scientific Corp.(1)	221,969	9,429,243
Cooper Cos., Inc. (The)	8,098	3,392,576
DENTSPLY SIRONA, Inc.	35,033	1,954,491
DexCom, Inc.(1)	15,867	8,519,786
Edwards Lifesciences Corp.(1)	101,200	13,110,460
Envista Holdings Corp.(1)	20,385	918,548
Globus Medical, Inc., Class A(1)	11,694	844,307
Hologic, Inc.(1)	39,658	3,036,217
IDEXX Laboratories, Inc.(1)	13,502	8,890,527
Insulet Corp.(1)	11,231	2,988,232
Integra LifeSciences Holdings Corp.(1)	9,182	615,102
Intuitive Surgical, Inc.(1)	58,228	20,921,320
Masimo Corp.(1)	8,514	2,492,729
Medtronic PLC	218,854	22,640,446
Neogen Corp.(1)	13,800	626,658
Nevro Corp.(1)	4,188	339,521
Novocure, Ltd.(1)	13,956	1,047,816
Penumbra, Inc.(1)	4,764	1,368,793
Quidel Corp.(1)	4,768	643,632
ResMed, Inc.	22,857	5,953,791
STAAR Surgical Co.(1)	8,482	774,407
STERIS PLC	15,338	3,733,423
Stryker Corp.	57,256	15,311,400
Tandem Diabetes Care, Inc.(1)	8,579	1,291,311
Teleflex, Inc.	7,790	2,558,859
Zimmer Biomet Holdings, Inc.	32,949	4,185,841
		$204,179,737
Health Care Providers & Services — 1.5%
Amedisys, Inc.(1)	5,495	$889,531
Anthem, Inc.	38,905	18,034,024
Centene Corp.(1)	94,317	7,771,721
Security	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	2,008	$ 1,062,312
CVS Health Corp.	214,509	22,128,748
DaVita, Inc.(1)	10,074	1,146,018
Encompass Health Corp.	12,962	845,900
Guardant Health, Inc.(1)	14,210	1,421,284
HealthEquity, Inc.(1)	11,570	511,857
Henry Schein, Inc.(1)	23,039	1,786,214
Humana, Inc.	20,475	9,497,534
Laboratory Corp. of America Holdings(1)	15,215	4,780,705
LHC Group, Inc.(1)	4,578	628,239
Molina Healthcare, Inc.(1)	9,814	3,121,637
Progyny, Inc.(1)	10,844	545,995
Quest Diagnostics, Inc.	18,791	3,251,031
R1 RCM, Inc.(1)	26,713	680,914
Select Medical Holdings Corp.	21,930	644,742
		$78,748,406
Health Care Technology — 0.3%
Cerner Corp.	42,496	$3,946,603
Change Healthcare, Inc.(1)	42,986	919,041
GoodRx Holdings, Inc., Class A(1)(2)	13,352	436,343
Omnicell, Inc.(1)	6,616	1,193,791
Teladoc Health, Inc.(1)(2)	24,329	2,233,889
Veeva Systems, Inc., Class A(1)	18,981	4,849,266
		$13,578,933
Hotels, Restaurants & Leisure — 1.8%
Aramark	50,268	$1,852,376
Booking Holdings, Inc.(1)	5,826	13,977,914
Chipotle Mexican Grill, Inc.(1)	5,388	9,419,571
Choice Hotels International, Inc.	6,810	1,062,292
Darden Restaurants, Inc.	24,471	3,686,311
Domino's Pizza, Inc.	7,265	4,099,857
Expedia Group, Inc.(1)	21,383	3,864,336
Hilton Worldwide Holdings, Inc.(1)	41,080	6,408,069
Hyatt Hotels Corp., Class A(1)	9,814	941,163
Marriott International, Inc., Class A(1)	41,879	6,920,086
Marriott Vacations Worldwide Corp.	4,891	826,481
Planet Fitness, Inc., Class A(1)	12,440	1,126,815
Royal Caribbean Cruises, Ltd.(1)	32,398	2,491,406
Starbucks Corp.	210,832	24,661,019
Texas Roadhouse, Inc.	13,421	1,198,227
Travel + Leisure Co.	9,867	545,349
Vail Resorts, Inc.	6,182	2,027,078
Wendy's Co. (The)	40,738	971,601
Wyndham Hotels & Resorts, Inc.	11,818	1,059,484

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	56,068	$ 7,785,603
		$ 94,925,038
Household Durables — 0.7%
D.R. Horton, Inc.	75,327	$ 8,169,213
Helen of Troy, Ltd.(1)	2,654	648,823
Leggett & Platt, Inc.	15,713	646,747
Lennar Corp., Class A	66,311	7,702,686
Mohawk Industries, Inc.(1)	7,595	1,383,657
Newell Brands, Inc.	43,520	950,477
NVR, Inc.(1)	817	4,827,547
PulteGroup, Inc.	58,196	3,326,483
Tempur Sealy International, Inc.	28,812	1,355,028
Toll Brothers, Inc.	26,222	1,898,211
TopBuild Corp.(1)	6,941	1,915,091
Whirlpool Corp.	7,454	1,749,156
		$34,573,119
Household Products — 1.4%
Church & Dwight Co., Inc.	34,208	$3,506,320
Clorox Co. (The)	15,502	2,702,929
Colgate-Palmolive Co.	106,674	9,103,559
Kimberly-Clark Corp.	44,145	6,309,204
Procter & Gamble Co. (The)	312,342	51,092,904
Reynolds Consumer Products, Inc.	5,100	160,140
		$72,875,056
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	156,735	$3,808,661
Brookfield Renewable Corp., Class A	44,460	1,637,462
Clearway Energy, Inc., Class C	22,211	800,262
		$6,246,385
Industrial Conglomerates — 0.5%
3M Co.	114,431	$20,326,378
Roper Technologies, Inc.	15,031	7,393,148
		$27,719,526
Insurance — 1.8%
Aflac, Inc.	94,827	$5,536,949
Alleghany Corp.(1)	1,855	1,238,379
Allstate Corp. (The)	45,342	5,334,486
American Financial Group, Inc.	12,175	1,671,871
American International Group, Inc.	135,164	7,685,425
Arch Capital Group, Ltd.(1)	61,410	2,729,674
Assurant, Inc.	9,696	1,511,219
Security	Shares	Value
Insurance (continued)
Brown & Brown, Inc.	38,016	$ 2,671,764
Enstar Group, Ltd.(1)	2,089	517,216
Erie Indemnity Co., Class A	3,679	708,796
Everest Re Group, Ltd.	6,034	1,652,833
First American Financial Corp.	13,081	1,023,327
Globe Life, Inc.	13,850	1,298,022
Hanover Insurance Group, Inc. (The)	4,418	579,023
Hartford Financial Services Group, Inc. (The)	52,065	3,594,568
Kemper Corp.	8,396	493,601
Lincoln National Corp.	28,625	1,953,943
Marsh & McLennan Cos., Inc.	74,109	12,881,626
MetLife, Inc.	112,658	7,039,998
Primerica, Inc.	5,736	879,157
Principal Financial Group, Inc.	42,173	3,050,373
Progressive Corp. (The)	93,210	9,568,006
Prudential Financial, Inc.	59,351	6,424,152
Reinsurance Group of America, Inc.	11,341	1,241,726
RenaissanceRe Holdings, Ltd.	7,066	1,196,486
RLI Corp.	4,743	531,690
Travelers Cos., Inc. (The)	37,725	5,901,322
Unum Group	34,853	856,338
Willis Towers Watson PLC	19,791	4,700,165
		$94,472,135
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(1)	72,396	$209,734,108
Angi, Inc.(1)	7,243	66,708
IAC/InterActiveCorp.(1)	12,541	1,639,234
Match Group, Inc.(1)	36,698	4,853,310
Pinterest, Inc., Class A(1)	74,626	2,712,655
Snap, Inc., Class A(1)	156,436	7,357,185
TripAdvisor, Inc.(1)	18,252	497,550
Ziff Davis, Inc.(1)	4,847	537,338
ZoomInfo Technologies, Inc., Class A(1)	26,274	1,686,791
		$229,084,879
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	55,074	$183,635,441
Chewy, Inc., Class A(1)(2)	9,570	564,343
eBay, Inc.	81,840	5,442,360
Etsy, Inc.(1)	16,765	3,670,529
Qurate Retail, Inc., Series A	38,923	295,815
Stitch Fix, Inc., Class A(1)	10,683	202,123
Wayfair, Inc., Class A(1)(2)	8,757	1,663,567
		$195,474,178

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 5.3%
Accenture PLC, Class A	90,290	$ 37,429,720
Akamai Technologies, Inc.(1)	21,008	2,458,776
Alliance Data Systems Corp.	8,609	573,101
Amdocs, Ltd.	18,996	1,421,661
Automatic Data Processing, Inc.	58,683	14,470,054
Block, Inc., Class A(1)	54,784	8,848,164
Broadridge Financial Solutions, Inc.	16,128	2,948,521
Cognizant Technology Solutions Corp., Class A	71,456	6,339,576
Concentrix Corp.	7,159	1,278,741
DXC Technology Co.(1)	38,996	1,255,281
EPAM Systems, Inc.(1)	7,499	5,012,707
Euronet Worldwide, Inc.(1)	7,279	867,438
Fastly, Inc., Class A(1)(2)	10,547	373,891
Fidelity National Information Services, Inc.	85,250	9,305,038
Fiserv, Inc.(1)	82,806	8,594,435
Gartner, Inc.(1)	11,755	3,929,932
Genpact, Ltd.	28,630	1,519,680
International Business Machines Corp.	128,922	17,231,715
Jack Henry & Associates, Inc.	11,052	1,845,573
Kyndryl Holdings, Inc.(1)	24,892	450,545
Mastercard, Inc., Class A	124,223	44,635,808
MAXIMUS, Inc.	10,521	838,208
Okta, Inc.(1)	19,582	4,389,697
Paychex, Inc.	46,916	6,404,034
PayPal Holdings, Inc.(1)	182,520	34,419,622
Switch, Inc., Class A	35,163	1,007,068
TTEC Holdings, Inc.	4,670	422,869
Twilio, Inc., Class A(1)	23,304	6,136,875
VeriSign, Inc.(1)	14,346	3,641,302
Visa, Inc., Class A	236,978	51,355,502
WEX, Inc.(1)	6,147	862,977
		$280,268,511
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,410,119
Callaway Golf Co.(1)	17,726	486,402
Hasbro, Inc.	15,358	1,563,137
Mattel, Inc.(1)	49,315	1,063,231
YETI Holdings, Inc.(1)	12,394	1,026,595
		$5,549,484
Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(1)	11,756	$1,751,174
Adaptive Biotechnologies Corp.(1)	8,561	240,222
Agilent Technologies, Inc.	50,173	8,010,119
Avantor, Inc.(1)	94,728	3,991,838
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A(1)	3,262	$ 2,464,669
Bio-Techne Corp.	6,312	3,265,450
Bruker Corp.	18,228	1,529,511
Charles River Laboratories International, Inc.(1)	7,469	2,814,170
Danaher Corp.	100,240	32,979,962
Illumina, Inc.(1)	25,344	9,641,871
IQVIA Holdings, Inc.(1)	31,259	8,819,414
Medpace Holdings, Inc.(1)	5,752	1,251,865
Mettler-Toledo International, Inc.(1)	3,646	6,188,028
NeoGenomics, Inc.(1)	13,463	459,358
PerkinElmer, Inc.	18,394	3,698,298
Repligen Corp.(1)	8,424	2,231,012
Syneos Health, Inc.(1)	14,896	1,529,521
Thermo Fisher Scientific, Inc.	59,153	39,469,248
Waters Corp.(1)	9,156	3,411,526
West Pharmaceutical Services, Inc.	11,395	5,344,369
		$139,091,625
Machinery — 2.9%
AGCO Corp.	11,069	$1,284,225
Caterpillar, Inc.	104,635	21,632,240
Chart Industries, Inc.(1)	8,661	1,381,343
CNH Industrial NV(2)	187,604	3,645,146
Colfax Corp.(1)	23,062	1,060,160
Crane Co.	9,033	918,927
Cummins, Inc.	27,915	6,089,378
Deere & Co.	56,050	19,218,985
Donaldson Co., Inc.	24,605	1,458,092
Dover Corp.	28,277	5,135,103
Flowserve Corp.	20,010	612,306
Fortive Corp.	67,491	5,148,888
Gates Industrial Corp. PLC(1)	14,308	227,640
Graco, Inc.	31,329	2,525,744
IDEX Corp.	16,025	3,787,028
Illinois Tool Works, Inc.	64,558	15,932,915
Ingersoll Rand, Inc.	82,514	5,105,141
ITT, Inc.	14,928	1,525,492
John Bean Technologies Corp.	7,650	1,174,734
Lincoln Electric Holdings, Inc.	9,624	1,342,259
Middleby Corp. (The)(1)	11,897	2,340,854
Nordson Corp.	9,728	2,483,267
Oshkosh Corp.	14,015	1,579,631
Otis Worldwide Corp.	86,939	7,569,779
PACCAR, Inc.	66,909	5,905,388
Parker-Hannifin Corp.	26,365	8,387,234
Pentair PLC	32,829	2,397,502
RBC Bearings, Inc.(1)	6,795	1,372,386

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Snap-on, Inc.	7,111	$ 1,531,567
Stanley Black & Decker, Inc.	34,033	6,419,305
Timken Co. (The)	10,539	730,247
Toro Co. (The)	21,586	2,156,657
Watts Water Technologies, Inc., Class A	4,503	874,348
Westinghouse Air Brake Technologies Corp.	38,447	3,541,353
Woodward, Inc.	11,468	1,255,287
Xylem, Inc.	35,736	4,285,461
		$152,036,012
Media — 1.1%
Altice USA, Inc., Class A(1)	28,920	$467,926
Cable One, Inc.	862	1,520,094
Charter Communications, Inc., Class A(1)	17,848	11,636,360
Comcast Corp., Class A	649,531	32,690,895
Discovery, Inc., Class A(1)	23,020	541,891
Interpublic Group of Cos., Inc. (The)	55,503	2,078,587
Liberty Broadband Corp., Class C(1)	25,379	4,088,557
Loyalty Ventures, Inc.(1)	3,443	103,531
New York Times Co. (The), Class A	28,612	1,381,960
Omnicom Group, Inc.	28,841	2,113,180
Sirius XM Holdings, Inc.(2)	149,868	951,662
ViacomCBS, Inc., Class B	82,719	2,496,459
		$60,071,102
Metals & Mining — 0.4%
Nucor Corp.	101,211	$11,553,236
Reliance Steel & Aluminum Co.	22,855	3,707,538
Steel Dynamics, Inc.	71,326	4,427,205
		$19,687,979
Multiline Retail — 0.5%
Dollar General Corp.	29,513	$6,960,051
Kohl's Corp.	21,503	1,062,033
Macy's, Inc.	49,380	1,292,768
Nordstrom, Inc.(1)	19,715	445,953
Ollie's Bargain Outlet Holdings, Inc.(1)	9,168	469,310
Target Corp.	61,777	14,297,669
		$24,527,784
Multi-Utilities — 0.5%
Ameren Corp.	58,261	$5,185,812
CMS Energy Corp.	67,622	4,398,811
Consolidated Edison, Inc.	84,338	7,195,718
Sempra Energy	74,902	9,908,036
		$26,688,377
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	25,673	$ 619,746
		$ 619,746
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	16,108	$ 1,262,062
		$ 1,262,062
Personal Products — 0.2%
Coty, Inc., Class A(1)	22,406	$ 235,263
Estee Lauder Cos., Inc. (The), Class A	29,326	10,856,485
		$11,091,748
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	360,707	$22,490,081
Catalent, Inc.(1)	26,317	3,369,365
Elanco Animal Health, Inc.(1)	74,870	2,124,811
Eli Lilly & Co.	126,468	34,932,991
Jazz Pharmaceuticals PLC(1)	10,110	1,288,014
Merck & Co., Inc.	402,665	30,860,246
Organon & Co.	37,716	1,148,452
Perrigo Co. PLC	17,537	682,189
Pfizer, Inc.	814,245	48,081,167
Reata Pharmaceuticals, Inc., Class A(1)(2)	3,423	90,265
Royalty Pharma PLC, Class A	50,256	2,002,702
Zoetis, Inc.	75,518	18,428,658
		$165,498,941
Professional Services — 0.6%
ASGN, Inc.(1)	9,547	$1,178,100
Booz Allen Hamilton Holding Corp.	21,134	1,791,952
CoStar Group, Inc.(1)	55,680	4,400,390
Dun & Bradstreet Holdings, Inc.(1)	29,876	612,159
Exponent, Inc.	5,782	674,933
FTI Consulting, Inc.(1)	3,738	573,484
IHS Markit, Ltd.	57,597	7,655,793
ManpowerGroup, Inc.	8,973	873,342
Nielsen Holdings PLC	52,842	1,083,789
Robert Half International, Inc.	16,715	1,864,057
Science Applications International Corp.	8,747	731,162
TransUnion	28,510	3,380,716
TriNet Group, Inc.(1)	6,210	591,565
Upwork, Inc.(1)	17,477	597,014
Verisk Analytics, Inc.	24,281	5,553,793
		$31,562,249

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	79,424	$ 8,618,298
eXp World Holdings, Inc.(2)	18,731	631,047
Howard Hughes Corp. (The)(1)	8,109	825,334
Jones Lang LaSalle, Inc.(1)	12,597	3,392,876
Redfin Corp.(1)(2)	24,268	931,649
Zillow Group, Inc., Class C(1)(2)	20,583	1,314,225
		$ 15,713,429
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	7,338	$1,521,681
J.B. Hunt Transport Services, Inc.	12,731	2,602,216
Knight-Swift Transportation Holdings, Inc.	24,334	1,482,914
Landstar System, Inc.	4,999	894,921
Norfolk Southern Corp.	34,778	10,353,758
Old Dominion Freight Line, Inc.	14,433	5,172,499
Saia, Inc.(1)	3,021	1,018,168
Union Pacific Corp.	90,375	22,768,174
XPO Logistics, Inc.(1)	14,264	1,104,461
		$46,918,792
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.(1)	172,316	$24,796,272
Allegro MicroSystems, Inc.(1)	3,950	142,911
Amkor Technology, Inc.	22,403	555,370
Analog Devices, Inc.	76,728	13,486,481
Applied Materials, Inc.	127,953	20,134,684
Azenta, Inc.	12,353	1,273,718
Broadcom, Inc.	57,210	38,068,106
Enphase Energy, Inc.(1)	20,580	3,764,905
Entegris, Inc.	17,369	2,406,996
First Solar, Inc.(1)	12,629	1,100,744
Intel Corp.	579,773	29,858,310
KLA Corp.	21,961	9,445,646
Lam Research Corp.	20,380	14,656,277
Lattice Semiconductor Corp.(1)	22,163	1,707,881
Marvell Technology, Inc.	117,813	10,307,459
Microchip Technology, Inc.	74,414	6,478,483
Micron Technology, Inc.	160,955	14,992,958
MKS Instruments, Inc.	11,984	2,087,253
Monolithic Power Systems, Inc.	5,632	2,778,435
NVIDIA Corp.	311,051	91,483,210
ON Semiconductor Corp.(1)	57,497	3,905,196
Power Integrations, Inc.	6,062	563,099
Qorvo, Inc.(1)	15,681	2,452,352
Silicon Laboratories, Inc.(1)	7,298	1,506,453
Skyworks Solutions, Inc.	23,858	3,701,330
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.(1)	8,959	$ 2,513,627
Teradyne, Inc.	32,947	5,387,823
Texas Instruments, Inc.	130,836	24,658,661
Universal Display Corp.	6,342	1,046,620
Wolfspeed, Inc.(1)	18,472	2,064,615
Xilinx, Inc.	35,942	7,620,782
		$ 344,946,657
Software — 11.0%
Adobe, Inc.(1)	67,281	$38,152,364
Altair Engineering, Inc., Class A(1)	4,845	374,615
Alteryx, Inc., Class A(1)	10,071	609,296
Anaplan, Inc.(1)	15,364	704,439
ANSYS, Inc.(1)	12,214	4,899,280
Appfolio, Inc., Class A(1)	1,712	207,255
Appian Corp.(1)	3,863	251,906
Aspen Technology, Inc.(1)	9,492	1,444,682
Autodesk, Inc.(1)	31,682	8,908,662
Avalara, Inc.(1)	12,549	1,620,201
Bill.com Holdings, Inc.(1)	14,150	3,525,473
Black Knight, Inc.(1)	24,564	2,036,110
Blackline, Inc.(1)	6,869	711,216
Cadence Design Systems, Inc.(1)	38,904	7,249,760
CDK Global, Inc.	12,284	512,734
Citrix Systems, Inc.	15,015	1,420,269
Consensus Cloud Solutions, Inc.(1)	1,615	93,460
Coupa Software, Inc.(1)	9,728	1,537,510
CrowdStrike Holdings, Inc., Class A(1)	28,797	5,896,186
DocuSign, Inc.(1)	26,144	3,981,993
Dolby Laboratories, Inc., Class A	6,538	622,548
Dropbox, Inc., Class A(1)	37,922	930,606
Duck Creek Technologies, Inc.(1)	14,546	437,980
Dynatrace, Inc.(1)	28,054	1,693,059
Elastic NV(1)	8,376	1,031,002
Fair Isaac Corp.(1)	4,141	1,795,827
Five9, Inc.(1)	8,046	1,104,877
Guidewire Software, Inc.(1)	13,354	1,516,080
HubSpot, Inc.(1)	6,360	4,192,194
Intuit, Inc.	39,323	25,293,340
Manhattan Associates, Inc.(1)	10,087	1,568,428
McAfee Corp., Class A	3,250	83,818
Microsoft Corp.	913,644	307,276,750
MicroStrategy, Inc., Class A(1)(2)	1,381	751,941
nCino, Inc.(1)	4,101	224,981
NCR Corp.(1)	21,903	880,501
NortonLifeLock, Inc.	83,482	2,168,862
Nuance Communications, Inc.(1)	47,154	2,608,559

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Nutanix, Inc., Class A(1)	27,917	$ 889,436
Oracle Corp.	225,673	19,680,942
Palo Alto Networks, Inc.(1)	13,839	7,705,002
Paycom Software, Inc.(1)	7,048	2,926,259
Paylocity Holding Corp.(1)	5,269	1,244,327
Pegasystems, Inc.	3,895	435,539
PTC, Inc.(1)	15,079	1,826,821
Q2 Holdings, Inc.(1)	4,967	394,578
Rapid7, Inc.(1)	9,112	1,072,391
RingCentral, Inc., Class A(1)	12,095	2,265,998
salesforce.com, inc.(1)	135,592	34,457,995
ServiceNow, Inc.(1)	28,120	18,252,973
Smartsheet, Inc., Class A(1)	15,781	1,222,238
Splunk, Inc.(1)	23,647	2,736,431
SS&C Technologies Holdings, Inc.	34,906	2,861,594
Synopsys, Inc.(1)	21,910	8,073,835
Teradata Corp.(1)	18,842	800,220
Trade Desk, Inc. (The), Class A(1)	63,418	5,811,626
Tyler Technologies, Inc.(1)	6,073	3,266,970
Varonis Systems, Inc.(1)	17,519	854,577
VMware, Inc., Class A	31,288	3,625,653
Workday, Inc., Class A(1)	26,925	7,355,371
Workiva, Inc.(1)	6,794	886,549
Zendesk, Inc.(1)	16,763	1,748,213
Zoom Video Communications, Inc., Class A(1)	30,426	5,595,646
Zscaler, Inc.(1)	11,669	3,749,600
		$578,059,548
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	8,266	$1,982,848
American Eagle Outfitters, Inc.(2)	24,689	625,125
AutoNation, Inc.(1)	4,563	533,187
AutoZone, Inc.(1)	2,646	5,547,048
Bath & Body Works, Inc.	29,800	2,079,742
Bed Bath & Beyond, Inc.(1)	21,954	320,089
Best Buy Co., Inc.	27,724	2,816,758
Burlington Stores, Inc.(1)	8,582	2,501,739
CarMax, Inc.(1)	19,883	2,589,363
Carvana Co.(1)	10,273	2,381,179
Dick's Sporting Goods, Inc.(2)	7,829	900,257
Five Below, Inc.(1)	6,997	1,447,609
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,619,145
Foot Locker, Inc.	9,575	417,757
GameStop Corp., Class A(1)(2)	7,870	1,167,829
Gap, Inc. (The)	29,888	527,523
Home Depot, Inc. (The)	135,705	56,318,932
Leslie's, Inc.(1)	17,710	419,019
Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	3,411	$ 1,012,896
Lowe's Cos., Inc.	87,267	22,556,774
O'Reilly Automotive, Inc.(1)	8,851	6,250,842
Penske Automotive Group, Inc.	4,680	501,790
RH(1)	2,425	1,299,654
Ross Stores, Inc.	43,372	4,956,552
TJX Cos., Inc. (The)	158,913	12,064,675
Tractor Supply Co.	14,863	3,546,312
Ulta Beauty, Inc.(1)	7,050	2,906,997
Victoria's Secret & Co.(1)	9,933	551,679
Vroom, Inc.(1)(2)	18,345	197,943
Williams-Sonoma, Inc.	10,113	1,710,412
		$141,751,675
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	2,019,509	$358,604,213
Dell Technologies, Inc., Class C(1)	38,107	2,140,470
Hewlett Packard Enterprise Co.	172,537	2,720,908
HP, Inc.	170,401	6,419,006
NetApp, Inc.	29,320	2,697,147
Pure Storage, Inc., Class A(1)	33,965	1,105,561
Seagate Technology Holdings PLC	32,288	3,647,898
Western Digital Corp.(1)	46,930	3,060,305
Xerox Holdings Corp.	19,442	440,167
		$380,835,675
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	21,942	$1,424,255
Columbia Sportswear Co.	2,163	210,763
Crocs, Inc.(1)	9,381	1,202,832
Deckers Outdoor Corp.(1)	3,895	1,426,777
Hanesbrands, Inc.	49,516	827,908
Levi Strauss & Co., Class A	7,415	185,597
lululemon Athletica, Inc.(1)	14,545	5,693,640
NIKE, Inc., Class B	159,911	26,652,366
PVH Corp.	9,809	1,046,130
Ralph Lauren Corp.	4,242	504,204
Skechers USA, Inc., Class A(1)	20,147	874,380
Tapestry, Inc.	30,789	1,250,033
Under Armour, Inc., Class A(1)	22,834	483,853
VF Corp.	41,223	3,018,348
		$44,801,086
Thrifts & Mortgage Finance — 0.0%(3)
Essent Group, Ltd.	16,779	$763,948
MGIC Investment Corp.	43,154	622,281

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	60,991	$ 744,700
TFS Financial Corp.	9,601	171,570
		$ 2,302,499
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,387	$ 724,797
Fastenal Co.	71,936	4,608,220
MSC Industrial Direct Co., Inc., Class A	7,733	650,036
SiteOne Landscape Supply, Inc.(1)	6,263	1,517,400
United Rentals, Inc.(1)	14,227	4,727,490
Univar Solutions, Inc.(1)	41,070	1,164,334
W.W. Grainger, Inc.	6,481	3,358,713
WESCO International, Inc.(1)	7,528	990,610
		$17,741,600
Water Utilities — 0.2%
American Water Works Co., Inc.	43,436	$8,203,323
Essential Utilities, Inc.	56,911	3,055,552
		$11,258,875
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	81,970	$9,506,881
		$9,506,881
Total Common Stocks (identified cost $2,968,085,754)		$5,234,545,189

Short-Term Investments — 0.4%
Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	17,929,885	$ 17,929,885
Total Affiliated Fund (identified cost $17,929,885)		$ 17,929,885
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	3,464,442	$ 3,464,442
Total Securities Lending Collateral (identified cost $3,464,442)		$ 3,464,442
Total Short-Term Investments (identified cost $21,394,327)		$ 21,394,327
Total Investments — 100.0% (identified cost $2,989,480,081)		$5,255,939,516
Other Assets, Less Liabilities — (0.0)%(3)		$ (1,624,075)
Net Assets — 100.0%		$5,254,315,441

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $16,932,583 and the total market value of the collateral received by the Fund was $17,750,960, comprised of cash of $3,464,442 and U.S. government and/or agencies securities of $14,286,518.
(3)	Amount is less than 0.05% or (0.05)%, as applicable.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Core Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2021.
At December 31, 2021, the value of the Fund’s investment in affiliated funds was $17,929,885, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$9,662,127	$140,248,340	$(131,978,131)	$(1,652)	$(799)	$17,929,885	$1,470	17,929,885
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,234,545,189(1)	$ —	$ —	$5,234,545,189
Short-Term Investments:
Affiliated Fund	—	17,929,885	—	17,929,885
Securities Lending Collateral	3,464,442	—	—	3,464,442
Total Investments	$5,238,009,631	$17,929,885	$ —	$5,255,939,516

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.